Note 19 - Share-based Compensation and Warrant Reserve - Warrants Issued and Outstanding (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Warrants outstanding (in shares)	13,029,435	0	7,461,450
Exercise price, warrants (in CAD per share)	$ 1
Warrants expiring May 31, 2027 [member]
Statement Line Items [Line Items]
Warrants outstanding (in shares)	274,170
Exercise price, warrants (in CAD per share)	$ 1.35
Warrants expiring June 21, 2027 [member]
Statement Line Items [Line Items]
Warrants outstanding (in shares)	322,638
Exercise price, warrants (in CAD per share)	$ 1.35
Warrants expiring October 14, 2027 [member]
Statement Line Items [Line Items]
Warrants outstanding (in shares)	4,957,500
Exercise price, warrants (in CAD per share)	$ 1.2
Warrants expiring November 12, 2027 [member]
Statement Line Items [Line Items]
Warrants outstanding (in shares)	747,127
Exercise price, warrants (in CAD per share)	$ 1.2
Warrants expiring May 26, 2028 [member]
Statement Line Items [Line Items]
Warrants outstanding (in shares)	6,728,000
Exercise price, warrants (in CAD per share)	$ 0.8